CONVERTIBLE DEBT (Details) - Fair Value, Inputs, Level 3 [Member]	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2020
Stock Price [Member]
Embedded Derivative Liability, Measurement Input
Stock Price [Member] | Minimum [Member]
Embedded Derivative Liability, Measurement Input	0
Stock Price [Member] | Maximum [Member]
Embedded Derivative Liability, Measurement Input	0
Terms [Member] | Minimum [Member]
Embedded Derivative, Term	8 months 19 days
Terms [Member] | Maximum [Member]
Embedded Derivative, Term	1 year
Volatility [Member]
Embedded Derivative Liability, Measurement Input
Volatility [Member] | Minimum [Member]
Embedded Derivative Liability, Measurement Input	154
Volatility [Member] | Maximum [Member]
Embedded Derivative Liability, Measurement Input	196
Risk-Free Rate [Member]
Embedded Derivative Liability, Measurement Input
Risk-Free Rate [Member] | Minimum [Member]
Embedded Derivative Liability, Measurement Input	2
Risk-Free Rate [Member] | Maximum [Member]
Embedded Derivative Liability, Measurement Input	2
Probability of QPI [Member]
Embedded Derivative Liability, Measurement Input	1